COMMITMENTS (Details) - Chongqing Jintong Industrial Construction Investment Co., Ltd ("Chongqing Jintong") - Chengdu QLS and subsidiaries $ in Millions	1 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)
Loss Contingencies [Line Items]
Guarantee Deposit			$ 0.3	¥ 2,000,000
Prepayment made for Land use right	$ 1.2	¥ 8,000,000